Columbia Overseas Core Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.1%
Issuer	Shares	Value ($)
Australia 3.1%
Northern Star Resources Ltd.	1,075,200	14,655,650
Paladin Energy Ltd.(a)	1,240,400	10,151,728
Whitehaven Coal Ltd.	1,049,136	6,598,082
Total		31,405,460
Austria 0.6%
Kontron AG	235,770	6,391,766
Belgium 0.3%
Lakefront Biotherapeutics NV, ADR(a)	90,697	2,571,260
Brazil 0.2%
Cosan SA(a)	3,075,737	2,329,111
Canada 5.4%
Celestica, Inc.(a),(b)	18,211	7,018,337
Finning International, Inc.	155,145	11,718,166
Kraken Robotics, Inc.(a)	684,339	3,693,093
NexGen Energy Ltd.(a)	643,361	7,437,253
Pan American Silver Corp.	121,156	6,904,680
Vermilion Energy, Inc.	267,255	2,974,548
Whitecap Resources, Inc.	1,249,123	14,351,800
Total		54,097,877
China 1.6%
Ping An Insurance Group Co. of China Ltd., Class H	2,156,000	16,513,106
Denmark 2.3%
ISS A/S	402,095	16,553,808
Novo Nordisk A/S, Class B	133,591	6,104,462
Total		22,658,270
Finland 1.6%
Metso Outotec OYJ	275,878	5,262,433
UPM-Kymmene OYJ	359,946	10,516,107
Total		15,778,540
France 6.8%
AXA SA	387,906	17,887,648
Cie de Saint-Gobain SA	91,378	8,280,762
Eiffage SA	80,440	11,641,873
Exail Technologies SA(a)	49,971	8,375,723
Sanofi SA	140,225	12,292,004
Common Stocks
Issuer	Shares	Value ($)
TotalEnergies SE	107,969	9,473,506
Total		67,951,516
Germany 2.3%
Duerr AG	125,130	3,033,768
Fresenius Medical Care AG	155,632	6,744,630
KION Group AG	127,623	6,506,261
Siemens AG, Registered Shares	20,177	6,326,302
Total		22,610,961
Greece 2.9%
JUMBO SA	362,799	9,851,369
National Bank of Greece SA	1,077,662	18,643,090
Total		28,494,459
Hong Kong 2.3%
BOC Hong Kong Holdings Ltd.	2,493,000	15,233,072
WH Group Ltd.	6,651,402	7,675,958
Total		22,909,030
Ireland 1.3%
AIB Group PLC	1,104,059	12,992,459
Israel 1.3%
Check Point Software Technologies Ltd.(a)	94,288	12,733,594
Italy 3.4%
Avio SpA	188,246	9,453,781
BPER Banca SPA	391,984	5,306,740
Buzzi SpA	222,160	12,000,589
PRADA SpA	1,574,200	7,361,734
Total		34,122,844
Ivory Coast 0.8%
Endeavour Mining PLC	130,263	8,006,827
Japan 21.9%
Amano Corp.	174,100	3,905,601
Anycolor, Inc.	174,100	3,142,952
Furuno Electric Co., Ltd.	59,000	2,223,723
Hitachi Ltd.	343,500	11,118,935
IHI Corp.	105,900	1,840,158
Inpex Corp.	192,600	4,330,898
ITOCHU Corp.	869,100	10,507,175

Columbia Overseas Core Fund  | 2026

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2026 (Unaudited)
Common Stocks
Issuer	Shares	Value ($)
Kinden Corp.	185,300	8,334,265
Macnica Holdings, Inc.	614,000	11,988,891
MatsukiyoCocokara & Co.	742,600	10,586,590
Mitsubishi UFJ Financial Group, Inc.	964,700	18,130,446
Niterra Co., Ltd.	197,000	12,561,919
Nomura Holdings, Inc.	1,026,000	8,268,673
Otsuka Corp.	185,700	3,375,256
Otsuka Holdings Co., Ltd.	83,200	6,112,705
Sankyo Co., Ltd.	820,000	8,306,055
Sanwa Holdings Corp.	244,200	5,568,966
SCREEN Holdings Co., Ltd.	121,000	8,440,593
Shimamura Co., Ltd.	464,400	9,599,126
Ship Healthcare Holdings, Inc.	286,500	3,753,070
Sumitomo Corp.	125,300	5,525,405
Sumitomo Metal Mining Co., Ltd.	148,300	8,407,362
Suzuken Co., Ltd.	272,100	9,050,012
Taisei Corp.	61,700	5,406,965
TBS Holdings, Inc.	347,100	12,654,115
TOPPAN Holdings, Inc.	236,000	6,760,004
Toyota Tsusho Corp.	268,600	11,702,663
USS Co., Ltd.	600,000	6,634,725
Total		218,237,248
Kazakhstan 0.8%
Kaspi.KZ JSC, ADR	88,456	7,996,422
Netherlands 8.2%
ASM International NV	20,627	21,522,522
ASR Nederland NV	167,508	12,539,386
ING Groep NV	783,442	24,267,459
Koninklijke Ahold Delhaize NV	218,227	9,206,711
Prosus NV, Class N(a)	323,663	14,720,053
Total		82,256,131
Norway 1.5%
Norsk Hydro ASA	605,625	7,406,657
SalMar ASA	120,095	7,461,009
Total		14,867,666
Poland 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	710,809	20,174,747
Common Stocks
Issuer	Shares	Value ($)
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	33,398	—
Singapore 0.9%
Venture Corp., Ltd.	608,700	8,584,908
South Africa 0.7%
Impala Platinum Holdings Ltd.	503,727	7,178,345
South Korea 0.6%
Youngone Corp.	107,146	5,634,472
Spain 1.4%
Endesa SA	328,627	13,745,516
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	404,619	5,284,324
Switzerland 2.6%
Landis+Gyr Group AG(a)	74,511	4,812,611
Nestlé SA, Registered Shares	40,096	4,068,302
Novartis AG, Registered Shares	69,328	10,427,635
UBS AG	140,179	6,620,075
Total		25,928,623
Taiwan 2.4%
Parade Technologies Ltd.	329,000	8,683,406
Taiwan Semiconductor Manufacturing Co., Ltd.	200,000	14,817,067
Total		23,500,473
United Arab Emirates 0.5%
Emaar Properties PJSC	1,506,182	4,874,534
United Kingdom 5.6%
AstraZeneca PLC	120,936	22,454,187
Imperial Brands PLC	201,087	7,291,751
Marks & Spencer Group PLC	3,402,810	16,250,194
TP Icap Group PLC	2,335,630	9,612,321
Total		55,608,453
United States 9.3%
ACADIA Pharmaceuticals, Inc.(a)	70,899	1,535,672
Burford Capital Ltd.	1,348,069	6,255,040
Energy Fuels, Inc.(a)	428,668	7,810,331
Flutter Entertainment PLC(a)	67,765	6,571,850
Galaxy Digital, Inc., Class A(a),(b)	120,672	3,569,478
Insmed, Inc.(a)	37,363	3,994,478
Columbia Overseas Core Fund  | 2026

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2026 (Unaudited)
Common Stocks
Issuer	Shares	Value ($)
Jazz Pharmaceuticals PLC(a)	30,098	7,117,876
JBS NV, Class A	435,321	5,428,453
Primo Brands Corp., Class A	873,810	21,670,488
Roche Holding Ag	14,828	6,238,888
Shell PLC	535,211	22,615,552
Total		92,808,106
Total Common Stocks (Cost $692,785,972)		948,247,048

Exchange-Traded Equity Funds 0.8%
	Shares	Value ($)
United States 0.8%
iShares MSCI EAFE ETF	79,945	8,378,236
Total Exchange-Traded Equity Funds (Cost $8,139,989)		8,378,236

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
South Korea 1.5%
Samsung Electronics Co., Ltd.	114,017	15,254,741
Total Preferred Stocks (Cost $6,342,999)		15,254,741

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $295,987)	73,818

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(g),(h)	18,877,658	18,870,107
Total Money Market Funds (Cost $18,870,107)		18,870,107
Total Investments in Securities (Cost $726,435,054)		990,823,950
Other Assets & Liabilities, Net		6,589,918
Net Assets		$997,413,868
At May 31, 2026, securities and/or cash totaling $3,160,218 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,406,000 NZD	6,831,048 USD	Barclays	07/06/2026	—	(7,032)
4,379,847,000 JPY	28,141,190 USD	Citi	07/06/2026	563,111	—
4,912,000 SGD	3,896,251 USD	HSBC	07/06/2026	38,056	—
44,921,333 USD	61,952,000 AUD	HSBC	07/06/2026	—	(423,318)
1,940,470 USD	1,665,000 EUR	HSBC	07/06/2026	4,473	—
46,722,217 USD	34,297,000 GBP	HSBC	07/06/2026	—	(537,259)
7,799,779 USD	71,520,000 SEK	HSBC	07/06/2026	—	(39,936)
19,471,664 USD	16,502,000 EUR	JPMorgan	07/06/2026	—	(195,116)
2,282,000 CHF	2,914,517 USD	Morgan Stanley	07/06/2026	—	(19,836)
49,290,000 DKK	7,787,797 USD	Morgan Stanley	07/06/2026	81,468	—
25,306,484,000 KRW	17,449,474 USD	Morgan Stanley	07/06/2026	655,889	—
183,823,000 TWD	5,841,734 USD	Morgan Stanley	07/06/2026	11,542	—
62,506,000 TWD	1,976,162 USD	Morgan Stanley	07/06/2026	—	(6,299)
30,215,088 USD	23,356,000 CHF	Morgan Stanley	07/06/2026	—	(182,335)
8,770,319 USD	81,213,000 NOK	Morgan Stanley	07/06/2026	7,923	—
81,854,000 CAD	60,179,685 USD	UBS	07/06/2026	718,047	—
17,507,000 PLN	4,878,198 USD	Wells Fargo	07/06/2026	51,337	—

Columbia Overseas Core Fund  | 2026

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2026 (Unaudited)
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,887,969 USD	5,436,000 AUD	Wells Fargo	07/06/2026	16,525	—
1,937,458 USD	2,658,000 CAD	Wells Fargo	07/06/2026	—	(6,593)
Total				2,148,371	(1,417,724)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	2,096,978	1,367	22.00	06/17/2026	295,987	73,818

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Celestica, Inc.	Morgan Stanley	USD	(2,081,106)	(54)	450.00	06/18/2026	(29,660)	(38,880)
Galaxy Digital, Inc.	Morgan Stanley	USD	(1,070,796)	(362)	40.00	06/18/2026	(15,739)	(9,050)
Total							(45,399)	(47,930)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At May 31, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-02/02/2022	33,398	2,752,771	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(h)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	3,616,087	57,893,594	(42,639,213)	(361)	18,870,107	(2,538)	137,910	18,877,658
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Overseas Core Fund  | 2026

Portfolio of Investments
Columbia Overseas Core Fund, May 31, 2026 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Overseas Core Fund  | 2026

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1QT297_(07/26)